INTEREST AND ACCRETION EXPENSE - Accretion Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INTEREST AND ACCRETION EXPENSE
Accretion of site closure provisions (note 15)	$ 539	$ 508
Deferred revenue	676
Total accretion expense	1,584	1,522
Credit Facility
INTEREST AND ACCRETION EXPENSE
Accretion expense	$ 369	387
Newmont loan
INTEREST AND ACCRETION EXPENSE
Accretion expense		366
Project loan
INTEREST AND ACCRETION EXPENSE
Accretion expense		$ 261